Convertible Notes And Derivative Liability and Warrants - Schedule of Transaction Costs on Issuance of Notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Transaction Costs on Issuance of Notes [Abstract]
Balance at beginning of the year	$ 648,232
Add: capitalized during the year	564,000	929,500
Less: charged to additional paid in capital for converted notes during the year	(777,836)
Less: amortized during the year	(86,080)	(281,268)
Ending balance	$ 348,316	$ 648,232